Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Summary of provisions by type
Provisions by type
	2020	2019
Reorganisation provisions	381	385
Other provisions	310	303
	691	688

Summary of changes in reorganisation provisions
Changes in reorganisation provisions
	2020	2019
Opening balance	385	613
Additions	165	56
Releases	-16	-49
Utilised	-152	-234
Exchange rate differences	-1	0
Closing balance	381	385

Summary of changes in other provisions
Changes in other provisions
	Litigation		Other		Total
	2020	2019	2020	2019	2020	2019
Opening balance	102	165	201	234	303	399
Effect of change in accounting policies				7		7
Additions	46	74	32	46	78	120
Interest			-1	-5	-1	-5
Releases	-25	-31	-13	-38	-38	-68
Utilised	-16	-104	-13	-12	-29	-116
Exchange rate differences	-3	-1	-5	-0	-8	-1
Other changes	0	-0	4	-31	4	-31
Closing balance	105	102	205	201	310	303